Employee costs (Tables)	12 Months Ended
Dec. 31, 2020
Employee costs
Schedule of component of employee costs

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Wages and salaries	1,089	1,048	962
Social security costs	157	155	154
Defined benefit plan pension costs/(credit) (Note 21)	23	(23)	48
Defined contribution plan pension costs (Note 21)	47	40	32
Group employee costs	1,316	1,220	1,196

Schedule of number of employees

	At December 31,
Employees	2020	2019	2018
Production	14,528	14,463	14,666
Administration	1,915	1,877	1,986
Group	16,443	16,340	16,652